Board of Directors, Senior Management and Key management personnel (Details) CLF in Thousands, $ in Thousands			12 Months Ended
	Apr. 25, 2024 CLF	Apr. 25, 2023 CLF	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)
Board Of Directors, Senior Management And Key Management Personnel [Line Items]
Key management personnel compensation	CLF 600	CLF 600	$ 8,193	$ 9,933	$ 8,495
Key Management Personnel
Board Of Directors, Senior Management And Key Management Personnel [Line Items]
Key management personnel compensation			$ 31,061	$ 37,418	$ 29,633